CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Sales of Products	$ 649,418	$ 608,661	$ 1,856,806		$ 2,692,152
Sales of Engineering Services	149,000	130,523	532,247		536,076
Total Sales	798,418	739,184	2,389,053		3,228,228
Cost of Sales — Products	390,649	282,013	1,354,909		2,135,484
Cost of Sales — Engineering Services	59,600	55,374	227,186		205,542
Total Cost of Sales	450,249	337,387	1,582,095		2,341,026
Gross Profit	348,169	401,797	806,958		887,202
Operating Expenses:
Research and Development	397,422	317,695	1,751,397		1,153,403
Selling and Marketing	364,555	274,743	1,091,514		1,225,154
General and Administrative	479,637	416,686	2,165,341		2,181,310
Depreciation and Amortization	99,705	98,348	377,840		468,817
Impairment of Patents and Trademarks	0	0	73,423		64,703
Total Operating Expenses	1,341,319	1,107,472	5,459,515		5,093,387
(Loss) from Operations	(993,150)	(705,675)	(4,652,557)		(4,206,185)
Other Income (Expense)
Interest and Other (Expense) Income			0		232
Other Taxes	(21,442)	(13,696)	(88,274)		(20,398)
Foreign Exchange Gain (Loss)	(3,951)	(13,070)	(13,692)		(11,111)
(Loss) on Sale of Assets			(40,352)		0
(Loss) on Debt Extinguishment			(1,272,296)		0
Gain (Loss) on Derivative Valuation	2,575,262	(14,287)	(3,575,278)		0
Amortization of Term Debt Discount	(6,326)	(9,728)
Interest Expense	(38,487)	(179,842)	(503,779)		(509,925)
Total Other Income (Expense)	2,505,056	(230,623)	(5,493,671)		(541,202)
Income (Loss) Before Provision for Income Taxes	1,511,906	(936,298)	(10,146,228)		(4,747,387)
Provision (Benefit) for Income Taxes	0	0	0		0
(Loss) from Continuing Operations	993,150		(10,146,228)		(4,747,387)
Income (Loss) from Discontinued Operations			0		(747,580)
Gain on Disposal of Discontinued Operations, net of tax			0		5,817,807
Net Income (Loss)	$ 1,511,906	$ (936,298)	$ (10,146,228)		$ 322,840
Earnings (Loss) per Share
Basic			$ (1.69)		$ (1.34)
Diluted			$ (1.69)	[1],[2]	$ (1.34)	[1],[2]
Earnings (Loss) per Share
Basic	$ 0.15	$ (0.26)	$ (1.69)		$ 0.09
Diluted	$ 0.13	$ (0.26)	$ (1.69)	[1]	$ 0.09	[1]
Weighted-average Shares Outstanding
Basic	9,972,105	3,536,865	5,988,595		3,536,865
Diluted	11,517,104	3,536,865	5,988,595		3,651,100

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.